Employee Benefit Plans and Postretirement Benefits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net amounts recognized in the consolidated balance sheets
Non-current liabilities	$ (1,826)	$ (1,713)
Pension Benefits [Member]
Net amounts recognized in the consolidated balance sheets
Non-current assets	7	6
Current liabilities	(39)	(36)
Non-current liabilities	(790)	(701)
Net liability recognized at end of year	(822)	(731)
Other Postretirement Benefits [Member]
Net amounts recognized in the consolidated balance sheets
Non-current assets
Current liabilities	(75)	(80)
Non-current liabilities	(1,036)	(1,012)
Net liability recognized at end of year	$ (1,111)	$ (1,092)